Cover	Apr. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 20, 2023
File Number	333-225433
Registrant Name	TREND INNOVATIONS HOLDING INC.
Entity Central Index Key	0001740797
Tax Identification Number	38-4053064
Incorporation State Country Code	NV
Address Line 1	5348 Vegas Drive
Address City	Las Vegas
Address State	NV
Address Postal Zip Code	89108
City Area Code	702
Local Phone Number	509-1747
Written Communications	false
Soliciting material	false
PreCommencement Tender Offer	false
PreCommencement Issuer Tender Offer	false
Emerging Growth Company	true
extended transition period	false